[EQUITABLE LOGO]

REBECCA MALANGA

Senior Director and Counsel

(908) 763-2888

VIA EDGAR

November 5, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Equitable Financial Life Insurance Company

Registration Statement on Form N-3

Separate Account 3

Registration File No. 333-142459

CIK #0001397933

Commissioners:

On behalf of Equitable Financial, we are filing herewith, electronically via EDGAR, Equitable Financial’s Post-Effective Amendment No. 19 to the Registration Statements on Form N-3 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned if you have any questions in connection with this matter.

Very truly yours,

/s/ Rebecca Malanga
Rebecca Malanga